Related party disclosures - Summary of Compensation of Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Fixed	€ 2,706	€ 2,481	€ 2,660
Variable	1,543	1,317	886
Share-based compensation expenses	14,325	17,016	13,841
Total	€ 18,574	€ 20,814	€ 17,387